Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2022
Cash Flow Reconciliations
Cash Flow Reconciliations

19. Cash Flow Reconciliations

The reconciliations of the Partnership’s financing activities for the three years ended December 31, 2022 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2020				1,346,024
Borrowings drawdowns	479,984	—	—	479,984
Borrowings repayments	(540,701)	—	—	(540,701)
Additions in deferred loan issuance costs	(7,362)	164	—	(7,198)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	7,434	—	7,434
December 31, 2020				1,285,543
Borrowings repayments	(205,179)	—	—	(205,179)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	5,394	—	5,394
December 31, 2021				1,085,758
Borrowings repayments (Note 7)	(168,585)	—	—	(168,585)
Additions in deferred loan issuance costs	(21)	(14)	14	(21)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	4,794	—	4,794
December 31, 2022				921,946

A reconciliation of net derivative assets/liabilities arising from financing activities is as follows:

		Non-cash	Net derivative
	Cash flows	items	(liabilities)/assets
January 1, 2020			(8,923)
Proceeds from entering into interest rate swaps	(16,056)	—	(16,056)
Payment for interest rate swaps termination	13,210	—	13,210
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(8,623)	(8,623)
Unrealized gain on forward foreign exchange contracts held for trading (Note 18)	—	55	55
December 31, 2020			(20,337)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	11,092	11,092
December 31, 2021			(9,245)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	12,821	12,821
December 31, 2022			3,576

A reconciliation of lease liabilities arising from financing activities is as follows:

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2020			886
Additions	—	34	34
Interest expense on leases (Note 13)	—	33	33
Payments for interest	(34)	—	(34)
Payments for lease liabilities	(540)	65	(475)
December 31, 2020			444
Additions	—	57,671	57,671
Interest expense on leases (Note 13)	—	333	333
Payments for interest	(333)	—	(333)
Payments for lease liabilities	(2,217)	—	(2,217)
December 31, 2021			55,898
Additions	—	18,913	18,913
Interest expense on leases (Note 13)	—	1,668	1,668
Payments for interest	(1,668)	—	(1,668)
Payments for lease liabilities	(12,242)	—	(12,242)
December 31, 2022			62,569